Retirement Benefit and Other Post-retirement Obligations - Summary of Gains (Losses) Recognised in Other Comprehensive Income (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans gain loss recognised [line items]
Gains (losses) recognised for benefit plans	£ 10	£ 5	£ (85)
Defined benefit plan [member]
Disclosure of defined benefit plans gain loss recognised [line items]
Gains (losses) recognised for benefit plans	11	4	(86)
PRMB [member]
Disclosure of defined benefit plans gain loss recognised [line items]
Gains (losses) recognised for benefit plans	£ (1)	£ 1	£ 1